RELATED PARTY TRANSACTIONS (Schedule of Fees Incurred with Related Parties) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) tanker	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Management fee, percentage	1.25%
Number of Suezmax tankers operating in the spot market for which company pays management fee | tanker	2
Number of product tankers operating on time charter for which company pays management fee | tanker	6
Number of Suezmax tankers for which company pays management fee | tanker	9
Vessel Management Fees	$ 24,141	$ 28,623	$ 30,276
Administration Services Fees	1,541	740	1,178
Frontline
Related Party Transaction [Line Items]
Vessel Management Fees	3,679	7,794	8,893
Newbuilding Supervision Fees	1,030	132	0
Commissions and Brokerage	498	260	364
Administration Services Fees	7	159	82
Golden Ocean
Related Party Transaction [Line Items]
Vessel Management Fees	20,440	20,440	20,496
Administration Services Fees	0	56	70
Operating Management Fees	22	389	887
Seatankers
Related Party Transaction [Line Items]
Administration Services Fees	428	226	520
Credit Note		300
Front Ocean
Related Party Transaction [Line Items]
Administration Services Fees	483	23	0
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Office Facilities	106	112	94
Frontline Management AS
Related Party Transaction [Line Items]
Office Facilities	341	252	186
Frontline Corporate Services Ltd.
Related Party Transaction [Line Items]
Office Facilities	93	187	226
Frontline Shipping Singapore PTE Ltd
Related Party Transaction [Line Items]
Office Facilities	0	19	0
Golden Ocean Shipping Co Pte. Ltd
Related Party Transaction [Line Items]
Office Facilities	80	0	0
Flex LNG Management Ltd
Related Party Transaction [Line Items]
Office Facilities	$ 3	$ 0	$ 0